Notes to the Consolidated Statement of Cash Flows - Summary of Notes to Statement of Consolidated Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Profit before income tax	¥ 4,299	¥ 3,856	¥ 8,610
Adjustments for:
Depreciation of property, plant and equipment	9,078	14,616	13,367
Depreciation of right-of-use assets	12,298		45
Amortization of intangible assets	143	160	143
Depreciation of investment properties	25	26	12
Amortization of lease prepayments		43	45
Amortization of other non-current assets	536	468	402
Gains on disposal of property, plant and equipment	(22)	(267)	(13)
Gain on disposal of prepayments for land use rights		(210)	(5)
Gain on disposal of investment in a subsidiary	(64)	0	(1,754)
Gain on disposal of investment in an associate	0	(5)	(12)
Gain on disposal of available-for-sale investments			(4)
Dividend income from equity investments at fair value through other comprehensive income	(19)	(23)
Dividend income from available-for-sale investments			(33)
Dividend income from a financial asset at fair value through profit or loss	(3)	(6)
Share of results of associates	(265)	(170)	(202)
Share of results of joint ventures	(17)	(34)	(49)
Net foreign exchange loss/(gain)	890	1,983	(2,378)
(Gain)/loss on fair value changes of financial asset at fair value through profit or loss	(25)	27
(Gain)/loss on fair value changes of derivative financial instruments		(311)	311
Impairment charges	4	318	494
Impairment losses on financial assets, net	16	27	(3)
Interest income	(96)	(110)	(111)
Interest expense	5,169	3,727	3,184
Operating profit before working capital changes	32,043	24,115	22,004
Changes in working capital
Flight equipment spare parts	(457)	(66)	(109)
Trade and notes receivables	(275)	708	(500)
Prepayments and other receivables	(2,336)	(2,056)	(753)
Sales in advance of carriage			(569)
Contract liabilities	1,281	1,051
Restricted bank deposits and short-term bank deposits	9	35	(8)
Trade and bills payables	(163)	856	1,725
Other payables and accruals	1,459	36	340
Staff housing allowances		(36)	62
Other long-term liabilities	(1,916)	(525)	(728)
Post-retirement benefit obligations	(125)	42	(217)
Provision for lease return costs for aircraft and engines	617	(113)	(139)
Cash generated from operations	¥ 30,137	¥ 24,047	¥ 21,108